Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
	As at December 31,	As at December 31,
USD'000	2020	2019
Raw materials	543	636
Work in progress	1,931	2,151
Total inventories	2,474	2,787